Organization and principal activities - Schedule of Condensed Consolidated Balance Sheets Data for the VIEs (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Assets
Cash and cash equivalents	¥ 511,973	$ 72,110	¥ 694,091
Restricted cash	18,137	2,555	4,050
Short-term deposits	6,851,160	964,966	9,018,298
Accounts receivable, net	64,258	9,051	84,240
Prepayments and other current assets	556,435	78,371	637,378
Amounts due from related parties	148,648	20,937	59,702
Investments	751,844	105,895	906,215
Long-term deposits	2,553,293	359,624	1,072,548
Total assets	12,924,354	1,820,358	13,793,000
Deferred revenue and advances from customers	412,257	58,065	446,881
Accrued liabilities and other current liabilities	1,474,827	207,726	1,593,949
Amounts due to related parties	177,714	25,030	133,646
Total liabilities	2,299,755	323,913	2,383,609
Total shareholders' equity	10,624,599	$ 1,496,445	11,409,391	[1]	¥ 10,510,201	¥ 9,776,778
VIEs
Assets
Cash and cash equivalents	7,730		14,259
Restricted cash	18,137		4,050
Short-term deposits	130,000		490,000
Accounts receivable, net	27,795		55,305
Prepayments and other current assets	232,364		219,716
Amounts due from related parties	147,582		45,127
Amounts due from Group companies	954,184		1,098,883
Investments	600,096		724,110
Intangible assets, net	30,364		54,660
Long-term deposits	360,000
Other assets	18,604		12,866
Total assets	2,526,856		2,718,976
Deferred revenue and advances from customers	445,888		502,682
Accrued liabilities and other current liabilities	466,890		504,218
Amounts due to related parties	103,055		48,277
Other liabilities	32,489		26,424
Total liabilities	1,048,322		1,081,601
Total shareholders' equity	¥ 1,478,534		¥ 1,637,375

[1]	HUYA Inc. consolidated 2022 statement of changes in shareholders’ equity has been retrospectively adjusted due to the business combination under common control as discussed in Note 2 (d).